Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions
The following table describes movements in the Company’s provisions balance by nature of provision:

	Chargebacks/Rebates/Co-pay	Returns	Inventory management	Prompt pay	Total
Balance, January 1, 2016	20,880	7,538	3,495	816	32,729
Additions	106,331	30,081	22,395	6,961	165,768
Utilization	(112,495)	(29,293)	(22,498)	(6,977)	(171,263)
Balance, December 31, 2016	14,716	8,326	3,392	800	27,234

Additions	100,450	32,440	22,015	5,347	160,252
Utilization	(98,571)	(29,700)	(19,524)	(5,595)	(153,390)
Balance, December 31, 2017	16,595	11,066	5,883	552	34,096